ASSET ACQUISITIONS AND BUSINESS COMBINATIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Original Hemp asset acquisition [Member]
Business Acquisition [Line Items]
Schedule of major class of assets acquired and liabilities [Table Text Block]
Inventory	$109
Intangible asset	194
Total net assets acquired	$303

Franchise Global Health Inc [Member]
Business Acquisition [Line Items]
Schedule of major class of assets acquired and liabilities [Table Text Block]
Current assets
Cash	$730
Trade receivables	2,271
Inventory	2,019
Indemnity receivables	3,415
Prepaid assets	139

Non-current assets
Property, plant, and equipment	452
Right of use assets	115
Intangible asset	6,102
Goodwill	3,716
Total assets	$18,959

Current liabilities
Trade payables and accrued liabilities	$(6,245)
Current lease liabilities	(98)
Current portion of debt	(1,062)

Long term lease liability	(21)
Deferred tax	(1,717)
Total liabilities	$(9,143)
Total net assets acquired	$9,816

(Thousands of United States dollars)
Current assets
Cash	$730
Trade receivables	2,271
Inventory	2,019
Indemnity receivables	3,415
Prepaid assets	139

Non-current assets
Property, plant, and equipment	452
Right of use assets	115
Intangible assets	6,102
Goodwill	3,716
Total assets	$18,959

Current liabilities
Trade payables and accrued liabilities	$(6,245)
Current lease liabilities	(98)
Current portion of debt	(1,062)

Long term lease liability	(21)
Deferred tax	(1,717)
Total liabilities	$(9,143)
Total net assets acquired	$9,816

Just Brands LLC and High Roller Private Label LLC [Member]
Business Acquisition [Line Items]
Schedule of major class of assets acquired and liabilities [Table Text Block]
Current assets
Cash	$535
Trade receivables	975
Inventory	5,534
Other current assets	540

Non-current assets
Property, plant, and equipment	536
Right of use assets	772
Other non-current assets	127
Intangible asset	4,533
Goodwill	24,898
Total assets	$38,450

Current liabilities
Trade payables and accrued liabilities	$(2,273)
Current lease liabilities	(644)
Provision for sales tax	(982)
Deferred tax	(24)
Other current liabilities	(99)
Total liabilities	$(4,022)
Total net assets acquired	$34,428

(Thousands of United States dollars)
Current assets
Cash	$535
Trade receivables	975
Inventory	5,534
Other current assets	540

Non-current assets
Property, plant, and equipment	536
Right of use assets	772
Other non-current assets	127
Intangible asset	4,533
Goodwill	24,898
Total assets	$38,450

Current liabilities
Trade payables and accrued liabilities	$(2,273)
Current lease liabilities	(644)
Provision for sales tax	(982)
Deferred tax	(24)
Other current liabilities	(99)
Total liabilities	$(4,022)
Total net assets acquired	$34,428

No Cap Hemp Co [Member]
Business Acquisition [Line Items]
Schedule of major class of assets acquired and liabilities [Table Text Block]
Current assets
Trade receivables	$31
Inventory	725

Non-current assets
Goodwill	417
Total assets	$1,173

Current liabilities
Trade payables and accrued liabilities	(272)
Total liabilities	$(272)
Total net assets acquired	$901

(Thousands of United States dollars)
Current assets
Trade receivables	31
Inventory	725

Non-current assets
Intangible asset	-
Goodwill	417
Total assets	$1,173

Current liabilities
Trade payables and accrued liabilities	(272)
Total liabilities	$(272)
Total net assets acquired	$901

Vessel Brand, Inc [Member]
Business Acquisition [Line Items]
Schedule of major class of assets acquired and liabilities [Table Text Block]
(Thousands of United States dollars)
Current assets
Cash	$570
Trade receivables	49
Inventory	1,278
Other current assets	151

Non-current assets
Property, plant and equipment	124
Right of use assets	501
Other long-term assets	42
Intangible assets	9,150
Goodwill	19,675
Total assets	$31,540

Current liabilities
Trade payables and accrued liabilities	$(856)
Deferred tax	(1,500)

Non-current lease liability	(530)
Total liabilities	$(2,886)
Total net assets acquired	$28,654